SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended
Jun. 30, 2023
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	Six Months Ended June 30,
(US$ MILLIONS)	2023	2022
Net interest paid (received)	$1,264	$647
Net income taxes paid (received)	1,192	134

Disclosure of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” on the unaudited interim condensed consolidated statements of cash flow are as follows:

	Six Months Ended June 30,
(US$ MILLIONS)	2023	2022
Accounts receivable	$(612)	$(762)
Inventory	361	(884)
Prepayments and other	(655)	(226)
Accounts payable and other	432	521
Changes in non-cash working capital, net	$(474)	$(1,351)